ORDINARY SHARES	12 Months Ended
Dec. 31, 2020
ORDINARY SHARES
ORDINARY SHARES

12.         ORDINARY SHARES

The authorized number of Class A ordinary shares is 3,000,000,000 with par value $0.001 per share, Class A ordinary shares of the Company amounted to $751 and $770 as of December 31, 2019 and 2020, respectively.

The authorized number of Class B ordinary shares is 500,000,000 with par value $0.001 per share, Class B ordinary shares of the Company amounted to $305 and $305 as of December 31, 2019 and 2020, respectively. Each Class B ordinary share is convertible into one Class A ordinary share.